OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Commission Assets and deposits	$ 1,523	$ 1,635
Deferred tax assets, net (see note 14(d))	408	1,063
Total other long term assets	$ 1,931	$ 2,698